[PHOTO]

================================================================================

                                        Semiannual Report May 31, 2000

Oppenheimer
Quest Global Value Fund, Inc.(SM)

                                 [LOGO] Oppenheimer Funds(R)
                                        The Right Way to Invest

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REPORT HIGHLIGHTS

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   CONTENTS

 1 President's Letter

 3 An Interview
   with Your Fund's
   Managers

 9 Financial
   Statements

28 Officers and Directors

Worldwide, activity in the equity markets for the past six months was dominated by investors' attitudes toward high-tech sectors, such as technology, telecommunications and biotech.

The Fund increased its allocation to foreign stocks during the period, in anticipation of greater capital appreciation from opportunities overseas.

We seek companies that we believe represent low economic risk and may provide considerable upside potential once investors recognize or reconsider their worth.

-----------------------------
Cumulative
Total Returns*

For the 6-Month Period
Ended 5/31/00

Class A
Without       With
Sales Chg.    Sales Chg.
-----------------------------
2.32%         -3.56%

Class B
Without       With
Sales Chg.    Sales Chg.
-----------------------------
2.02%         -2.07%

Class C
Without       With
Sales Chg.    Sales Chg.
-----------------------------
2.01%         1.20%

*See Notes on page 7 for further details.

--------------------------------------------------------------------------------

PRESIDENT'S LETTER

--------------------------------------------------------------------------------

-----------------------------
[PHOTO]

Bridget A. Macaskill
President
Oppenheimer
Quest Global
Value Fund, Inc.
-----------------------------

Dear Shareholder,

The 1990s, although not free of volatility, were distinguished by an overall bull market. In contrast, the year 2000 has been characterized so far as a relatively difficult investment environment with high levels of volatility.

      As we entered the year, a vital concern weighing on investors' minds was growing evidence of a trend toward higher inflation. While productivity improvements and various economic forces helped keep inflation low over the last decade, the year 2000 has seen upward pressure on wages and some prices. That's primarily because the U.S. economy has been growing at a vigorous pace, creating a labor shortage for businesses and high spending levels among consumers. In response, since the summer of 1999, the Federal Reserve Board raised short-term interest rates six times through June 30, 2000, in an attempt to forestall inflationary pressures.

      During that period, higher interest rates adversely affected many stocks and bonds. In a dramatic decline, previously high-flying technology stocks generally fell to more reasonable valuations. At the same time, long-neglected value stocks began to attract investor interest. The result: narrowing of the valuation gap between growth stocks and value stocks. Finally, in the bond market, higher interest rates caused prices of most fixed income securities to fall.

      At OppenheimerFunds, we were not surprised by these developments, many of which we anticipated in our recent letters to investors. What did concern us was that, prior to the April 2000 correction, we began to see disturbing signs that short-term trading was taking place not just in technology stocks, but also in mutual funds. Prudent investors will understand our concern: most stock and bond funds are carefully designed as long-term investments to help individuals and families progress toward significant financial goals. In general, short-term trading is risky and may compromise a well planned financial strategy. It may also result in unforeseen adverse consequences, such as unnecessarily high tax bills.


                  1 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------

PRESIDENT'S LETTER

--------------------------------------------------------------------------------

      We continue to believe that maintaining a long-term perspective and practicing diversification are the fundamental drivers of consistent performance over time. These strategies have helped individual investors, as well as professional investors, weather declining markets and participate in rising ones. On the following pages, your portfolio manager discusses the long-term strategies and particular investment decisions that affected your fund during the reporting period.

      You can remain confident that our portfolio managers will continue to monitor areas of opportunity in the arenas in which your fund invests, as the effects of today's changing investment environment take hold. Knowing what's going on in the world's economies, markets and companies--and making investment decisions designed to try to take advantage of them over the long term--is central to what makes OppenheimerFunds The Right Way to Invest.

Sincerely,


/s/ Bridget A. Macaskill

Bridget A. Macaskill
June 21, 2000

These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict or depict performance of any particular fund. Specific discussion, as it applies to your Fund, is contained in the pages that follow. Stocks and bonds have different types of investment risks; stocks are subject to market volatility and bonds are subject to credit and interest rate risks.


                  2 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------

AN INTERVIEW WITH YOUR FUND'S MANAGERS

--------------------------------------------------------------------------------

---------------------
[PHOTO]

Portfolio Management
Team (l o r)
Elisa Mazen
Richard Glasebrook

---------------------

How did the Fund perform during the six months that ended May 31, 2000?

The first half of fiscal 2000 has been a challenging period for Oppenheimer Quest Global Value Fund, Inc.(SM) and for equity markets both in the United States and overseas. The market, which experienced widespread volatility during this time, was frequently hostile to value stocks. The Fund's performance during this reporting period reflects the out-of-favor status of value investing.

What happened to markets worldwide during the past six months?

Domestic and international markets began the six-month period with strong gains, then retreated in the middle months. As the period came to a close, markets were characterized by considerable day-to-day volatility. The initial rally was led by enormous gains among technology sectors between December and March, peaking in February. After that, concerns about stretched valuations in the technology stocks unleashed a broad selloff worldwide in most markets which had a sizable technology sector. The effect was particularly pronounced in the United States.

      Once the valuations of most price-inflated technology stocks had returned to more normal levels, markets around the globe began to recover but remained quite volatile, especially in the United States. The Morgan Stanley Capital International (MSCI) World Index gained just 5.4% during the six-month period.(1)

(1). Morgan Stanley Capital International EAFE Index is an unmanaged index of the performance of securities listed on 20 of the principal stock markets in Europe, Australia and the Far East, and is widely recognized as a measure of international stock performance.


                  3 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------

AN INTERVIEW WITH YOUR FUND'S MANAGERS

--------------------------------------------------------------------------------

-------------------------

"Even after several
weeks of price
declines, we believe
that, overall, the
United States'
equity market is
overvalued."

-------------------------

How did these events affect the Fund?

First, as value investors, we owned few technology stocks during the period. Prices of technology issues in many markets had become so elevated that we felt they posed unwarranted economic risk. As investors shied away from technology stocks beginning in mid-March, the Fund's relatively small allocation to technology proved to its advantage. When investor interest later shifted toward "old economy" and less expensive stocks as an alternative to the capricious technology sector, several of our largest holdings--primarily American companies--posted strong gains.

Which stocks contributed the most to the Fund's results?

The period brought positive returns for a wide variety of holdings, both in terms of geography and industry sector. The international companies that performed well for the Fund included French and Indian telecommunications companies, a German electronics and engineering company, and an Australian media concern. In addition, strong performers for the U.S. holdings included two pharmaceutical businesses that we had purchased during 1999 when their price earnings ratios were among the lowest in the industry. In our view, both companies are poised to deliver a strong product line to the market.

What areas of the portfolio detracted from performance?

On the domestic front, the detractors varied from McDonald's Corp. and Du Pont (E.I.) de Nemours & Co. to Wells Fargo Co. The poor results for McDonald's can be attributed to investors' concerns about slow growth of its overseas operations and weakness in the euro, the currency introduced into several European countries in 1999. Since Europe is McDonald's second largest market, the euro's decline translated to reduced earnings for the company. At DuPont, a failure to adequately communicate the company's strengths and plans contributed to skepticism about the stock. For Wells Fargo, the situation might best be described as "investor misperception." Unlike some other

(2). See Notes on page 7 for further details.


                  4 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------
Average Annual
Total Returns

For the Periods Ended 6/30/00(2)

Class A                Since
1-Year      5-Year     Inception
--------------------------------
3.56%       13.34%     10.89%

Class B                Since
1-Year      5-Year     Inception
--------------------------------
4.94%       13.88%     12.99%

Class C                Since
1-Year      5-Year     Inception
--------------------------------
8.40%       14.11%     12.88%

Because of ongoing market
volatility, the Fund's
performance is subject to
substantial short-term
fluctuations and current
performance may be less than the
results shown.

--------------------------------

financial concerns, Wells Fargo's business was only minimally impacted by rising interest rates during the period. Nonetheless, investors shunned the stock.

      Overseas, the Fund was hurt by Spanish stocks, retailers in the United Kingdom and, at least initially, financial stocks in several countries. The Fund had an above-average emphasis on Spanish stocks but did not own the ones that performed best. In the U.K., our retail stocks suffered when a giant discount retailer known as a tough competitor announced its entry into that marketplace. And our foreign financial stocks were generally overlooked by investors intensely focused on technology. However, when investor sentiment changed during the second half of the period, many of the financial stocks rebounded nicely.

What is your outlook for global markets?

At this juncture, we believe that, overall, equities in the United States are still too pricey, even after several weeks of volatility and general price declines. We foresee more attractive investment opportunities over seas, in places such as Japan and Europe. Throughout Europe, lower rates of inflation, declining unemployment rates and lower taxes are proving beneficial to businesses and investors. In addition, easier cross-border flow of workers and capital may contribute to increased mergers, acquisitions and other activities that could boost stock prices in Europe.

      That said, we should point out that we are less concerned about the prospects for geographic locales than the strengths of individual businesses. We will be looking to identify new investment opportunities among companies that, in our view, are undervalued global leaders generating high returns on capital. We seek companies that we believe represent low economic risk and may provide considerable upside potential once investors recognize or reconsider their worth. As always, we will be cautious in putting our cash to work, which is just one reason why Oppenheimer Quest Global Value Fund, Inc. is an important part of The Right Way to Invest.


                  5 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------

AN INTERVIEW WITH YOUR FUND'S MANAGERS

--------------------------------------------------------------------------------

----------------------

Regional Allocation(3)

   [PIE GRAPH]

United States/
Canada           44.0%

Europe           39.2

Asia             12.3

Emerging
Europe           2.3

Middle East/
Africa           2.2

----------------------

Top Ten Country Holdings(3)
--------------------------------------------------------------------------------
United States                                                              42.6%
--------------------------------------------------------------------------------
Great Britain                                                              15.6
--------------------------------------------------------------------------------
Japan                                                                      10.3
--------------------------------------------------------------------------------
France                                                                      6.9
--------------------------------------------------------------------------------
Sweden                                                                      6.4
--------------------------------------------------------------------------------
Spain                                                                       3.4
--------------------------------------------------------------------------------
Germany                                                                     2.6
--------------------------------------------------------------------------------
Israel                                                                      2.2
--------------------------------------------------------------------------------
Switzerland                                                                 2.0
--------------------------------------------------------------------------------
Canada                                                                      1.4

Top Ten Stock Holdings(4)
--------------------------------------------------------------------------------
McDonald's Corp.                                                            3.2%
--------------------------------------------------------------------------------
Freddie Mac                                                                 3.2
--------------------------------------------------------------------------------
Wells Fargo Co.                                                             2.9
--------------------------------------------------------------------------------
DuPont (E.I.) de Nemours & Co.                                              2.5
--------------------------------------------------------------------------------
Shiseido Co., Ltd.                                                          2.5
--------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                                      2.4
--------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., ADR                                    2.3
--------------------------------------------------------------------------------
Lloyds TSB group plc                                                        2.1
--------------------------------------------------------------------------------
Novartis AG                                                                 2.1
--------------------------------------------------------------------------------
Alcatel SA                                                                  2.1

(3). Portfolio is subject to change. Percentages are as of May 31, 2000, and are based on total market value of investments.

(4). Portfolio is subject to change. Percentages are as of May 31, 2000, and are based on total market value of common stock.


                  6 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------

NOTES

--------------------------------------------------------------------------------

In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. For quarterly updates on the Fund's performance, please contact your financial advisor, call us at 1.800.525.7048 or visit our website at www.oppenheimerfunds.com.

OppenheimerFunds, Inc. became the Fund's advisor on 11/22/95. The Fund's sub-advisor is OpCap Advisors, which was the Fund's advisor prior to 11/22/95. The portfolio manager is employed by the Fund's sub-advisor.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not show the effects of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Class A shares were first publicly offered on 7/2/90. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. Class A shares are subject to a maximum annual 0.25% asset-based sales charge, which is currently subject to a voluntary rate reduction.

Class B shares were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "life of class" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  7 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------

            Financials

--------------------------------------------------------------------------------


                  8 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS May 31, 2000 / Unaudited

--------------------------------------------------------------------------------

                                                                   Market Value
                                                          Shares     See Note 1
================================================================================
Common Stocks--95.7%
--------------------------------------------------------------------------------
Basic Materials--4.4%
--------------------------------------------------------------------------------
Chemicals--2.4%
DuPont (E.I.) de Nemours & Co.                           250,000    $12,250,000
--------------------------------------------------------------------------------
Paper--2.0%
Buhrmann NV                                              170,000      5,147,534
--------------------------------------------------------------------------------
Champion International Corp.                              72,000      5,256,000
                                                                    -----------
                                                                     10,403,534
--------------------------------------------------------------------------------
Capital Goods--15.9%
--------------------------------------------------------------------------------
Aerospace/Defense--1.9%
Boeing Co.                                               245,000      9,570,313
--------------------------------------------------------------------------------
Electrical Equipment--3.2%
Emerson Electric Co.                                      38,000      2,242,000
--------------------------------------------------------------------------------
Invensys plc                                           1,216,220      4,181,133
--------------------------------------------------------------------------------
Siemens AG                                                69,000     10,059,962
                                                                    -----------
                                                                     16,483,095

--------------------------------------------------------------------------------
Industrial Services--1.2%
Rentokil Initial plc                                   2,070,000      4,641,044
--------------------------------------------------------------------------------
Waste Management, Inc.                                    81,200      1,654,450
                                                                    -----------
                                                                      6,295,494
--------------------------------------------------------------------------------
Manufacturing--9.6%
Canon Sales Co., Inc.                                    397,500      5,703,622
--------------------------------------------------------------------------------
ITT Industries, Inc.                                     160,000      5,530,000
--------------------------------------------------------------------------------
Minnesota Mining & Manufacturing Co.                      59,000      5,059,250
--------------------------------------------------------------------------------
Shiseido Co. Ltd.                                        882,000     12,139,531
--------------------------------------------------------------------------------
Societe BIC SA                                           142,358      6,272,404
--------------------------------------------------------------------------------
Textron, Inc.                                            104,000      6,526,000
--------------------------------------------------------------------------------
Williams plc                                           1,471,500      8,357,914
                                                                    -----------
                                                                     49,588,721
--------------------------------------------------------------------------------
Communication Services--12.8%
--------------------------------------------------------------------------------
Telecommunications: Long Distance--5.5%
AT&T Corp.                                                20,000        693,750
--------------------------------------------------------------------------------
British Telecommunications plc                           313,800      4,556,693
--------------------------------------------------------------------------------
Fujitsu Ltd.                                             197,000      5,580,218
--------------------------------------------------------------------------------
Mahanagar Telephone Nigam Ltd., GDR                      240,000      2,478,000
--------------------------------------------------------------------------------
Sprint Corp. (Fon Group)                                  89,000      5,384,500
--------------------------------------------------------------------------------
Telecomunicacoes Brasileiras SA                          600,000         52,917
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson AB, Cl. B                412,000      8,342,394
--------------------------------------------------------------------------------
WorldCom, Inc.                                            30,000      1,128,750
                                                                    -----------
                                                                     28,217,222


                  9 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS Unaudited / Continued

--------------------------------------------------------------------------------

                                                                   Market Value
                                                          Shares     See Note 1
--------------------------------------------------------------------------------
Telephone Utilities--4.9%
Bell Atlantic Corp.                                      154,000    $ 8,142,750
--------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA (Telemar),
Preference                                                70,255          1,385
--------------------------------------------------------------------------------
Telecom Italia SpA, RNC Shares                         1,097,000      6,765,429
--------------------------------------------------------------------------------
Telefonica SA(1)                                         279,100      5,694,422
--------------------------------------------------------------------------------
Telekomunikacja Polska SA                                645,000      4,498,875
                                                                    -----------
                                                                     25,102,861
--------------------------------------------------------------------------------
Telecommunications: Wireless--2.4%
NTT Docomo, Inc.                                             210      5,421,871
--------------------------------------------------------------------------------
Panafon Hellenic Telecom Co., GDR(1)                     472,410      5,692,541
--------------------------------------------------------------------------------
Panafon Hellenic Telecom SA(1)                            94,900      1,143,545
--------------------------------------------------------------------------------
Telesp Celular Participacoes SA                               40              1
                                                                    -----------
                                                                     12,257,958
--------------------------------------------------------------------------------
Consumer Cyclicals--7.3%
--------------------------------------------------------------------------------
Autos & Housing--0.8%
Electrolux AB, Series B Free                             230,000      3,878,842
--------------------------------------------------------------------------------
Leisure & Entertainment--0.1%
Carnival Corp.                                            18,800        509,950
--------------------------------------------------------------------------------
Retail: Specialty--5.8%
Boots Co. plc                                            913,000      7,601,162
--------------------------------------------------------------------------------
FamilyMart Co.                                           241,800      9,633,824
--------------------------------------------------------------------------------
Great Universal Stores (The) plc                       1,558,000      9,675,926
--------------------------------------------------------------------------------
Hornbach Holding AG                                       83,233      3,049,016
                                                                    -----------
                                                                     29,959,928
--------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--0.6%
Yue Yuen Industrial Holdings Ltd.                      1,676,000      3,301,668
--------------------------------------------------------------------------------
Consumer Staples--8.3%
--------------------------------------------------------------------------------
Beverages--0.3%
Mikuni Coca-Cola Bottling Ltd.                           114,000      1,610,346
--------------------------------------------------------------------------------
Entertainment--3.4%
McDonald's Corp.                                         445,900     15,968,794
--------------------------------------------------------------------------------
News Corp. Ltd., Sponsored ADR, Preference                33,800      1,324,538
                                                                    -----------
                                                                     17,293,332
--------------------------------------------------------------------------------
Food--1.7%
Groupe Danone                                             37,600      8,755,917
--------------------------------------------------------------------------------
Food & Drug Retailers--1.5%
Kroger Co.(1)                                            386,000      7,671,750


                  10 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

                                                                   Market Value
                                                          Shares     See Note 1
--------------------------------------------------------------------------------
Household Goods--1.4%
Reckitt Benckiser plc                                    670,742   $  7,348,751
--------------------------------------------------------------------------------
Energy--2.6%
--------------------------------------------------------------------------------
Energy Services--0.3%
Anadarko Petroleum Corp.                                  31,800      1,687,388
--------------------------------------------------------------------------------
Oil: Domestic--2.3%
Chevron Corp.                                             86,000      7,949,625
--------------------------------------------------------------------------------
Tosco Corp.                                               20,000        612,500
--------------------------------------------------------------------------------
Unocal Corp.                                              70,000      2,690,625
--------------------------------------------------------------------------------
USX-Marathon Group                                        15,400        418,688
                                                                   ------------
                                                                     11,671,438
--------------------------------------------------------------------------------
Financial--23.6%
--------------------------------------------------------------------------------
Banks--13.6%
Banco Popular Espanol SA                                 265,600      8,448,688
--------------------------------------------------------------------------------
Banque Nationale de Paris                                 73,000      6,549,994
--------------------------------------------------------------------------------
Empresa Nacional de Comercio Redito e
Participacoes SA, Preference(1),(2)                    3,050,000         7,853
--------------------------------------------------------------------------------
FleetBoston Financial Corp.                               90,000      3,403,125
--------------------------------------------------------------------------------
Lloyds TSB Group plc                                     963,400     10,425,556
--------------------------------------------------------------------------------
M&T Bank Corp.                                            16,000      6,920,000
--------------------------------------------------------------------------------
Nordic Baltic Holding AB(1)                            1,117,952      7,151,671
--------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                   330,600      5,435,626
--------------------------------------------------------------------------------
Skandinaviska Enskilda Banken (SEB)                      390,000      4,240,541
--------------------------------------------------------------------------------
State Bank of India, GDR                                 316,100      2,773,778
--------------------------------------------------------------------------------
Wells Fargo Co.                                          320,000     14,480,000
                                                                   ------------
                                                                     69,836,832
--------------------------------------------------------------------------------
Diversified Financial--7.1%
Citigroup, Inc.                                          100,000      6,218,750
--------------------------------------------------------------------------------
Freddie Mac                                              349,100     15,534,950
--------------------------------------------------------------------------------
Household International, Inc.                            165,000      7,755,000
--------------------------------------------------------------------------------
John Hancock Financial Services, Inc.(1)                  54,000      1,204,875
--------------------------------------------------------------------------------
Nikko Securities Co. Ltd.                                636,000      5,894,850
                                                                   ------------
                                                                     36,608,425
--------------------------------------------------------------------------------
Insurance--2.9%
Scor                                                      70,780      2,888,220
--------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                   198,719     11,823,840
                                                                   ------------
                                                                     14,712,060
--------------------------------------------------------------------------------
Healthcare--11.1%
--------------------------------------------------------------------------------
Healthcare/Drugs--10.2%
American Home Products Corp.                             162,800      8,770,850


                  11 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS  Unaudited / Continued

--------------------------------------------------------------------------------

                                                                   Market Value
                                                          Shares     See Note 1
--------------------------------------------------------------------------------
Healthcare/Drugs Continued
Astra Zeneca Group plc                                   126,000  $   5,263,397
--------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                  33,300      1,833,581
--------------------------------------------------------------------------------
Gedeon Richter Ltd., GDR(3)                                  500         29,125
--------------------------------------------------------------------------------
Novartis AG                                                6,950     10,209,735
--------------------------------------------------------------------------------
Pharmacia Corp.(1)                                       169,920      8,709,979
--------------------------------------------------------------------------------
Pharmacia Corp.                                          121,100      6,289,631
--------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., ADR                 210,000      11,313,750
                                                                  -------------
                                                                     52,420,048
--------------------------------------------------------------------------------
Healthcare/Supplies & Services--0.9%
Smith & Nephew plc                                     1,789,052      4,759,891
--------------------------------------------------------------------------------
Technology--8.1%
--------------------------------------------------------------------------------
Computer Hardware--1.7%
Canon, Inc.                                              134,000      6,172,649
--------------------------------------------------------------------------------
Compaq Computer Corp.                                     16,100        422,625
--------------------------------------------------------------------------------
Dell Computer Corp.(1)                                    13,200        569,250
--------------------------------------------------------------------------------
International Business Machines Corp.                     13,000      1,395,063
                                                                  -------------
                                                                      8,559,587
--------------------------------------------------------------------------------
Computer Services--0.2%
Unisys Corp.(1)                                           37,000      1,003,625
--------------------------------------------------------------------------------
Computer Software--2.8%
Amadeus Global Travel Distribution SA(1)                 300,800      2,781,250
--------------------------------------------------------------------------------
Computer Associates International, Inc.                  182,000      9,373,000
--------------------------------------------------------------------------------
Electronic Data Systems Corp.                             20,000      1,286,250
--------------------------------------------------------------------------------
Sabre Holdings Corp.                                      28,906        831,048
                                                                  -------------
                                                                     14,271,548
--------------------------------------------------------------------------------
Communications Equipment--3.2%
Alcatel SA                                               185,000     10,174,042
--------------------------------------------------------------------------------
Vodafone Group plc                                     1,400,000      6,382,369
                                                                  -------------
                                                                     16,556,411
--------------------------------------------------------------------------------
Electronics--0.2%
Intel Corp.                                                4,000        498,750
--------------------------------------------------------------------------------
Solectron Corp.(1)                                        11,700        386,831
                                                                  -------------
                                                                        885,581
--------------------------------------------------------------------------------
Transportation--1.6%
--------------------------------------------------------------------------------
Air Transportation--0.2%
AMR Corp.(1)                                              40,000      1,140,000
--------------------------------------------------------------------------------
Railroads & Truckers--1.4%
Canadian Pacific Ltd.                                    293,700      6,961,574
                                                                  -------------
Total Common Stocks (Cost $465,784,148)                             491,574,090


                  12 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

                                                                                  Market Value
                                                                       Shares       See Note 1
==============================================================================================
Rights, Warrants and Certificates--0.0%
----------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA (Telemar) Rts., Exp. 6/9/00             762     $          1
----------------------------------------------------------------------------------------------
Viglen Technology plc Litigation Notes(1)                             510,000               --
----------------------------------------------------------------------------------------------
Total Rights, Warrants and Certificates (Cost $0)                                            1
                                                                                  ------------
                                                                    Principal
                                                                       Amount
==============================================================================================
Short-Term Notes--2.5%
----------------------------------------------------------------------------------------------
Federal Home Loan Bank, 6.30%, 6/1/00 (Cost $12,776,000)         $ 12,776,000       12,776,000
----------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $478,560,148)                          98.2%     504,350,091
----------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                           1.8        9,437,667
                                                                 -----------------------------
Net Assets                                                              100.0%    $513,787,758
                                                                 =============================

Footnotes to Statement of Investments

(1). Non-income-producing security.

(2). Identifies issues considered to be illiquid or restricted - See Note 6 of Notes to Financial Statements.

(3). Represents a security sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $29,125 of the Fund's net assets as of May 31, 2000.

Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows:

Geographic Diversification                         Market Value          Percent
--------------------------------------------------------------------------------
United States                                   $   214,864,125            42.6%
Great Britain                                        78,629,463            15.6
Japan                                                52,156,912            10.3
France                                               34,640,577             6.9
Sweden                                               32,323,427             6.4
Spain                                                16,924,360             3.4
Germany                                              13,108,978             2.6
Israel                                               11,313,750             2.2
Switzerland                                          10,209,735             2.0
Canada                                                6,961,574             1.4
Greece                                                6,836,086             1.4
Italy                                                 6,765,429             1.3
India                                                 5,251,778             1.0
The Netherlands                                       5,147,534             1.0
Poland                                                4,498,875             0.9
Hong Kong                                             3,301,668             0.7
Australia                                             1,324,538             0.3
Brazil                                                   62,157             0.0
Hungary                                                  29,125             0.0
                                                   ----------------------------
Total                                              $504,350,091           100.0%
                                                   ============================

See accompanying Notes to Financial Statements.


                  13 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

--------------------------------------------------------------------------------

May 31, 2000
================================================================================================
Assets
------------------------------------------------------------------------------------------------
Investments, at value (cost $478,560,148)--see accompanying statement              $ 504,350,091
------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $2,744,147)                                             2,735,332
------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                       8,513,842
Shares of capital stock sold                                                           2,079,508
Interest                                                                               1,619,974
Other                                                                                     34,898
                                                                                   -------------
Total assets                                                                         519,333,645

================================================================================================
Liabilities
------------------------------------------------------------------------------------------------
Bank overdraft                                                                            33,618
------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                  2,729,460
Shares of capital stock redeemed                                                       2,289,121
Distribution and service plan fees                                                       214,132
Transfer and shareholder servicing agent fees                                             54,220
Directors' compensation                                                                   46,187
Other                                                                                    179,149
                                                                                   -------------
Total liabilities                                                                      5,545,887

================================================================================================
Net Assets                                                                         $ 513,787,758
                                                                                   =============

================================================================================================
Composition of Net Assets
------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                               $     287,133
------------------------------------------------------------------------------------------------
Additional paid-in capital                                                           424,925,432
------------------------------------------------------------------------------------------------
Overdistributed net investment income                                                   (519,845)
------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions                                                         63,345,421
------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and
liabilities denominated in foreign currencies                                         25,749,617
                                                                                   -------------
Net Assets                                                                         $ 513,787,758
                                                                                   =============

================================================================================================
Net Asset Value Per Share
------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redempton price per share (based on net assets of
$332,274,962 and 18,375,263 shares of capital stock outstanding)                          $18.08
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                                  $19.18
------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $129,600,250
and 7,375,633 shares of capital stock outstanding)                                        $17.57
------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $51,912,546
and 2,962,410 shares of capital stock outstanding)                                        $17.52

See accompanying Notes to Financial Statements.


                  14 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended May 31, 2000
=======================================================================================
Investment Income
---------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $216,591)                   $  4,531,371
---------------------------------------------------------------------------------------
Interest                                                                        593,186
                                                                           ------------
Total income                                                                  5,124,557

=======================================================================================
Expenses
---------------------------------------------------------------------------------------
Management fees                                                               1,950,419
---------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                         776,778
Class B                                                                         676,486
Class C                                                                         273,106
---------------------------------------------------------------------------------------
Administrative fees                                                             660,847
---------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                   321,984
---------------------------------------------------------------------------------------
Shareholder reports                                                             125,514
---------------------------------------------------------------------------------------
Custodian fees and expenses                                                      47,044
---------------------------------------------------------------------------------------
Directors' compensation                                                          15,215
---------------------------------------------------------------------------------------
Other                                                                           189,071
                                                                           ------------
Total expenses                                                                5,036,464
Less expenses paid indirectly                                                    (5,686)
                                                                           ------------
Net expenses                                                                  5,030,778

=======================================================================================
Net Investment Income                                                            93,779

=======================================================================================
Realized and Unrealized Gain (Loss)
---------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                                  70,265,388
Foreign currency transactions                                                (6,506,271)
                                                                           ------------
Net realized gain                                                            63,759,117

---------------------------------------------------------------------------------------
Net change in unrealized depreciation on:
Investments                                                                 (44,109,134)
Translation of assets and liabilities denominated in foreign currencies      (8,715,342)
                                                                           ------------
Net change                                                                  (52,824,476)
                                                                           ------------
Net realized and unrealized gain                                             10,934,641

=======================================================================================
Net Increase in Net Assets Resulting from Operations                       $ 11,028,420
                                                                           ============

See accompanying Notes to Financial Statements.


                  15 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------

                                                                             Six Months
                                                                                 Ended
                                                                           May 31, 2000          Year Ended
                                                                             (Unaudited)  November 30, 1999
===========================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)                                               $      93,779     $  (1,483,544)
-----------------------------------------------------------------------------------------------------------
Net realized gain                                                             63,759,117       114,033,230
-----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                        (52,824,476)      (14,549,442)
                                                                           -------------     -------------
Net increase in net assets resulting from operations                          11,028,420        98,000,244

===========================================================================================================
Dividends and/or Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                       (3,437,033)       (1,314,909)
Class B                                                                         (751,073)          (32,740)
Class C                                                                         (328,276)           (8,255)

-----------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                      (66,722,711)      (16,895,725)
Class B                                                                      (28,190,497)       (7,564,606)
Class C                                                                      (11,436,847)       (2,976,675)

===========================================================================================================
Capital Stock Transactions
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from capital stock transactions:
Class A                                                                       48,900,961         6,173,092
Class B                                                                       12,325,001        (3,420,684)
Class C                                                                        4,775,933           (62,970)

===========================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                    (33,836,122)       71,896,772
-----------------------------------------------------------------------------------------------------------
Beginning of period                                                          547,623,880       475,727,108
                                                                           --------------------------------
End of period [including undistributed (overdistributed) net investment
income of $(519,845) and $3,902,758, respectively]                         $ 513,787,758     $ 547,623,880
                                                                           ================================

See accompanying Notes to Financial Statements


            16    OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                Six Months                                                              Year
                                                     Ended                                                             Ended
                                               May 31,2000                                                       November 30,
Class A                                         (Unaudited)       1999        1998          1997         1996         1995(1)
==============================================================================================================================
Per Share Operating Data
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  22.05   $  19.37    $  18.50      $  16.48     $  15.49      $  14.16
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                            .03       (.02)        .03           .03          .03           .11(2)
Net realized and unrealized gain                        .46       3.90        1.63          2.55         2.33          2.45
                                                   ---------------------------------------------------------------------------
Total income from
investment operations                                   .49       3.88        1.66          2.58         2.36          2.56
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.22)      (.09)       (.03)         (.01)        (.13)           --
Distributions from net realized gain                  (4.24)     (1.11)       (.76)         (.55)       (1.24)        (1.23)
                                                   ---------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (4.46)     (1.20)       (.79)         (.56)       (1.37)        (1.23)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  18.08   $  22.05    $  19.37      $  18.50     $  16.48      $  15.49
                                                   ===========================================================================

==============================================================================================================================
Total Return, at Net Asset Value(3)                    2.32%     21.64%       9.38%        16.24%     16.60%          19.75%
------------------------------------------------------------------------------------------------------------------------------

==============================================================================================================================
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $332,275   $346,067    $295,596      $267,636     $192,000      $161,693
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $338,531   $318,701    $291,554      $233,020     $174,838      $154,288
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income (loss)                           0.24%     (0.11)%      0.09%         0.17%        0.19%         0.77%
Expenses                                               1.71%      1.75%       1.76%(5)      1.73%(5)     1.88%(5)      1.88%(5)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                               58%        78%         59%           32%          48%           76%

(1). On November 22, 1995, OppenheimerFunds, Inc. became the investment advisor to the Fund.

(2). Based on average shares outstanding for the period.

(3). Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year.

(4). Annualized for periods less than one full year.

(5). Expense ratio reflects the effect of expenses paid indirectly by the Fund.

(6). The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended May 31, 2000, were $293,987,122 and $346,477,934, respectively.

See accompanying Notes to Financial Statements.


                  17 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS  Continued

--------------------------------------------------------------------------------

                                                 Six Months                                                                 Year
                                                      Ended                                                                Ended
                                               May 31, 2000                                                         November 30,
Class B                                          (Unaudited)         1999          1998         1997          1996        1995(1)
====================================================================================================================================
Per Share Operating Data
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  21.50      $  18.92      $  18.14      $ 16.25       $ 15.30      $ 14.07
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                           (.03)         (.13)         (.06)        (.04)           --          .02(2)
Net realized and unrealized gain                        .45          3.82          1.60         2.48          2.26         2.44
                                                   ---------------------------------------------------------------------------------
Total income from investment
operations                                              .42          3.69          1.54         2.44          2.26         2.46
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.11)           --(3)         --           --          (.07)          --
Distributions from net realized gain                  (4.24)        (1.11)         (.76)        (.55)        (1.24)       (1.23)
                                                   ---------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (4.35)        (1.11)         (.76)        (.55)        (1.31)       (1.23)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  17.57      $  21.50      $  18.92      $ 18.14       $ 16.25      $ 15.30
                                                   =================================================================================

====================================================================================================================================
Total Return, at Net Asset Value(4)                    2.02%        21.05%         8.89%       15.61%        16.03%       19.12%
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $129,600      $143,632      $129,071      $98,457       $38,634      $16,980
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $135,155      $134,690      $118,617      $67,317       $27,351      $13,908
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(5)
Net investment loss                                   (0.33)%       (0.61)%       (0.41)%      (0.34)%       (0.03)%      (0.16)%(6)
Expenses                                               2.25%         2.25%         2.27%(6)     2.24%(6)      2.41%(6)     2.47%(6)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(7)                               58%           78%           59%          32%           48%          76%

(1). On November 22, 1995, OppenheimerFunds, Inc. became the investment advisor to the Fund.

(2). Based on the average shares outstanding for the period.

(3). Less than $0.005 per share.

(4). Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(5). Annualized for periods of less than one full year.

(6). Expense ratio reflects the effect of expenses paid indirectly by the Fund.

(7). The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended May 31, 2000, were $293,987,122 and $346,477,934, respectively.

See accompanying Notes to Financial Statements.


                  18 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS  Continued

--------------------------------------------------------------------------------

                                                Six Months                                                                  Year
                                                     Ended                                                                 Ended
                                              May 31, 2000                                                          November 30,
Class C                                         (Unaudited)        1999        1998             1997          1996        1995(1)
====================================================================================================================================
Per Share Operating Data
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 21.46      $ 18.89      $ 18.11         $ 16.22       $ 15.26       $14.06
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                   (.03)        (.12)        (.06)           (.03)         (.04)          --(2)
Net realized and unrealized gain                       .45         3.80         1.60            2.47          2.29         2.43
                                                   ---------------------------------------------------------------------------------
Total income from investment
operations                                             .42         3.68         1.54            2.44          2.25         2.43
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.12)          --(3)        --              --          (.05)          --
Distributions from net realized gain                 (4.24)       (1.11)        (.76)           (.55)        (1.24)       (1.23)
                                                   ---------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                      (4.36)       (1.11)        (.76)           (.55)        (1.29)       (1.23)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $ 17.52      $ 21.46      $ 18.89         $ 18.11       $ 16.22       $15.26
                                                   =================================================================================

====================================================================================================================================
Total Return, at Net Asset Value(4)                   2.01%       21.02%        8.90%          15.64%        16.04%       18.90%
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $51,913      $57,925      $51,060         $38,769       $16,149       $4,373
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $54,563      $52,348      $47,322         $26,735       $10,152       $3,834
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(5)
Net investment loss                                  (0.34)%      (0.61)%      (0.41)%         (0.34)%       (0.07)%      (0.03)%
Expenses                                              2.25%        2.25%        2.27%(6)        2.24%(6)      2.43%(6)     2.60%(6)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(7)                              58%          78%          59%             32%           48%          76%

(1). On November 22, 1995, OppenheimerFunds, Inc. became the investment advisor to the Fund.

(2). Based on the average shares outstanding for the period.

(3). Less than $0.005 per share.

(4). Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(5). Annualized for periods of less than one full year.

(6). Expense ratio reflects the effect of expenses paid indirectly by the Fund.

(7). The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended May 31, 2000, were $293,987,122 and $346,477,934, respectively.

See accompanying Notes to Financial Statements.


                  19 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS  Unaudited

--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies

Oppenheimer Quest Global Value Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with OpCap Advisors.

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. Class B and Class C shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C shares have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Securities Valuation. Securities for which quotations are readily available are valued at the last sale price, or if in the absence of a sale, at the last sale price on the prior trading day if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Directors. Foreign currency contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank, dealer or pricing service. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at cost (or last determined market value) and adjusted for amortization or accretion to maturity of any premium or discount.

--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


                  20 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

================================================================================
1. Significant Accounting Policies Continued

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
Directors' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Directors. Benefits are based on years of service and fees paid to each director during the years of service. During the six months ended May 31, 2000, a provision of $4,229 was made for the Fund's projected benefit obligations, resulting in an accumulated liability of $44,748 as of May 31, 2000.

      The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Directors in shares of one or more Oppenheimer funds selected by the director. The amount paid to the Board of Directors under the plan will be determined based upon the performance of the selected funds. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.


                  21 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies Continued

Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Capital Stock

The Fund has authorized 100 million shares of $0.01 par value capital stock in the aggregate to be apportioned among each class of shares. Transactions in shares of capital stock were as follows:

                                               Six Months Ended May 31, 2000        Year Ended November 30, 1999
                                                    Shares            Amount            Shares            Amount
-----------------------------------------------------------------------------------------------------------------
Class A
Sold                                             9,902,074     $ 176,754,528         5,264,971     $ 104,706,651
Dividends and/or distributions reinvested        3,701,269        66,548,832         1,009,192        17,630,591
Redeemed                                       (10,920,492)     (194,402,399)       (5,838,408)     (116,164,150)
                                               ------------------------------------------------------------------
Net increase                                     2,682,851     $  48,900,961           435,755     $   6,173,092
                                               ==================================================================

-----------------------------------------------------------------------------------------------------------------
Class B
Sold                                               603,411     $  10,515,017         1,058,547     $  20,637,480
Dividends and/or distributions reinvested        1,560,642        27,342,452           419,286         7,173,983
Redeemed                                        (1,470,287)      (25,532,468)       (1,618,065)      (31,232,147)
                                               ------------------------------------------------------------------
Net increase (decrease)                            693,766     $  12,325,001          (140,232)    $  (3,420,684)
                                               ==================================================================

-----------------------------------------------------------------------------------------------------------------
Class C
Sold                                               398,981     $   6,920,853           690,079     $  13,533,154
Dividends and/or distributions reinvested          601,673        10,511,240           158,684         2,710,338
Redeemed                                          (737,718)      (12,656,160)         (852,684)      (16,306,462)
                                               ------------------------------------------------------------------
Net increase (decrease)                            262,936     $   4,775,933            (3,921)    $     (62,970)
                                               ==================================================================

================================================================================
3. Unrealized Gains and Losses on Securities

As of May 31, 2000, net unrealized appreciation on securities of $25,789,943 was composed of gross appreciation of $56,876,796, and gross depreciation of $31,086,853.


                  22 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

================================================================================
4. Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the Investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $400 million of average annual net assets of the Fund, 0.70% of the next $400 million, and 0.65% of average annual net assets in excess of $800 million. The Fund's management fee for the six months ended May 31, 2000 was 0.74% of the average annual net assets for each class of shares, annualized for periods of less than one full year.

--------------------------------------------------------------------------------
Sub-Advisor Fees. The Manager pays OpCap Advisors (the Sub-Advisor) based on the fee schedule set forth in the Prospectus. For the six months ended May 31, 2000, the Manager paid $880,330 to the Sub-Advisor.

--------------------------------------------------------------------------------
Administration Fees. Under a separate administration agreement, the Manager provides administrative services to the Fund and handles its business affairs at a fee of 0.25% of the Fund's average daily net assets.

--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and other Oppenheimer funds. The Fund pays OFS an annual maintenance fee of $18.00 for each Fund shareholder account and reimburses OFS for its out-of-pocket expenses. During the six months ended May 31, 2000, the Fund paid OFS $329,836.

--------------------------------------------------------------------------------
Distribution and Service Plan Fees. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                                 Aggregate          Class A      Commissions      Commissions      Commissions
                                 Front-End        Front-End       on Class A       on Class B       on Class C
Six                          Sales Charges    Sales Charges           Shares           Shares           Shares
Months                          on Class A      Retained by      Advanced by      Advanced by      Advanced by
Ended                               Shares      Distributor    Distributor(1)   Distributor(1)   Distributor(1)
---------------------------------------------------------------------------------------------------------------
May 31, 2000                      $280,679          $44,986         $179,961         $225,883          $46,775

(1). The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                   Class A                           Class B                           Class C
                       Contingent Deferred               Contingent Deferred               Contingent Deferred
Six Months                   Sales Charges                     Sales Charges                     Sales Charges
Ended              Retained by Distributor           Retained by Distributor           Retained by Distributor

--------------------------------------------------------------------------------------------------------------
May 31, 2000                       $21,672                          $193,809                           $10,740

The Fund has adopted Distribution and Service Plans for Class A , Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.


                  23 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------

================================================================================
4. Fees and Other Transactions with Affiliates Continued

Class A Distribution and Service Plan Fees. Under the plan the Fund pays an asset-based sales charge to the Distributor at an annual rate of 0.20% of average annual net assets of Class A shares of the Fund (the Board of Trustees can set this rate up to 0.25%). Effective January 1, 2000, the asset-based charge rate for Class A shares has been voluntarily reduced from 0.25% to 0.20% of average annual net assets representing Class A shares. The Fund also pays a service fee to the Distributor of 0.20% of the average annual net assets of Class A shares. The Distributor currently uses the fees it receives from the Fund to pay brokers, dealers, banks and other financial institutions. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended May 31, 2000, payments under the Class A Plan totaled $776,778, all of which was paid by the Distributor to recipients. That included $21,282 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
Class B and Class C Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

      The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

      The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Directors may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.


                  24 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

Distribution fees paid to the Distributor for the six months ended May 31, 2000, were as follows:

                                                             Distributor's       Distributor's
                                                                 Aggregate        Unreimbursed
                                                              Unreimbursed       Expenses as %
                    Total Payments     Amount Retained            Expenses       of Net Assets
                        Under Plan      by Distributor          Under Plan            of Class
-----------------------------------------------------------------------------------------------
Class B Plan              $676,486            $531,968          $1,850,858                1.43%
Class C Plan               273,106              52,319             600,291                1.16

================================================================================
5. Foreign Currency Contracts

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

================================================================================
6. Illiquid Securities

As of May 31, 2000, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of May 31, 2000, was $7,853.


            25    OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------

================================================================================
7. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings outstanding during the six months ended May 31, 2000.


                  26 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------

SHAREHOLDER MEETING  Unaudited

--------------------------------------------------------------------------------

================================================================================
On March 17, 2000, a shareholder meeting was held to approve a new sub-advisory agreement between the Manager and the Sub-Advisor as described in the Fund's proxy statement for that meeting. The following is a report of the votes cast:

                                         Withheld/
For                  Against              Abstain                      Total
--------------------------------------------------------------------------------
15,250,363           153,761              354,769                 15,758,893


                  27 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------

OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------

================================================================================
Officers and Directors         Bridget A. Macaskill, Chairman of the Board of
                                 Directors and President
                               Paul Y. Clinton, Director
                               Thomas W. Courtney, Director
                               Robert G. Galli, Director
                               Lacy B. Herrmann, Director
                               George Loft, Director
                               O. Leonard Darling, Vice President
                               Andrew J. Donohue, Secretary
                               Brian W. Wixted, Treasurer
                               Robert J. Bishop, Assistant Treasurer
                               Scott T. Farrar, Assistant Treasurer
                               Robert G. Zack, Assistant Secretary

================================================================================
Investment Advisor             OppenheimerFunds, Inc.

================================================================================
Sub-Advisor                    OpCap Advisors

================================================================================
Distributor                    OppenheimerFunds Distributor, Inc.

================================================================================
Transfer and                   OppenheimerFunds Services
Shareholder Servicing
Agent

================================================================================
Custodian of Portfolio         Citibank, N.A.
Securities

================================================================================
Independent Auditors           KPMG LLP

================================================================================
Legal Counsel                  Mayer, Brown & Platt

                               The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                               This is a copy of a report to shareholders of Oppenheimer Quest Global Value Fund, Inc. This report must be preceded or accompanied by a Prospectus of Oppenheimer Quest Global Value Fund, Inc. For material information concerning the Fund, see the Prospectus.

                               Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

                               Oppenheimer funds are distributed by
                               OppenheimerFunds Distributor, Inc Two World Trade Center, New York, NY 10048-0203.

                               (C)Copyright 2000 OppenheimerFunds, Inc. All
                                rights reserved.


                  28 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------

OPPENHEIMERFUNDS FAMILY

--------------------------------------------------------------------------------

=================================================================================================================
Global Equity
-----------------------------------------------------------------------------------------------------------------
                               Developing Markets Fund                 Global Fund
                               International Small Company Fund        Quest Global Value Fund
                               Europe Fund                             Global Growth & Income Fund
                               International Growth Fund

=================================================================================================================
Equity
-----------------------------------------------------------------------------------------------------------------
                               Stock                                   Stock & Bond
                               Enterprise Fund(1)                      Main Street(R) Growth & Income Fund
                               Discovery Fund                          Quest Opportunity Value Fund
                               Main Street(R) Small Cap Fund            Total Return Fund
                               Quest Small Cap Value Fund              Quest Balanced Value Fund
                               MidCap Fund                             Capital Income Fund(2)
                               Capital Appreciation Fund               Multiple Strategies Fund
                               Growth Fund                             Disciplined Allocation Fund
                               Disciplined Value Fund                  Convertible Securities Fund
                               Quest Value Fund
                               Trinity Growth Fund                     Specialty
                               Trinity Core Fund                       Real Asset Fund
                               Trinity Value Fund                      Gold & Special Minerals Fund

=================================================================================================================
Fixed Income
-----------------------------------------------------------------------------------------------------------------
                               Taxable                                 Municipal
                               International Bond Fund                 California Municipal Fund(3)
                               World Bond Fund                         Main Street(R)California Municipal Fund(3)
                               High Yield Fund                         Florida Municipal Fund(3)
                               Champion Income Fund                    New Jersey Municipal Fund(3)
                               Strategic Income Fund                   New York Municipal Fund(3)
                               Bond Fund                               Pennsylvania Municipal Fund(3)
                               Senior Floating Rate Fund               Municipal Bond Fund
                               U.S. Government Trust                   Insured Municipal Fund
                               Limited-Term Government Fund            Intermediate Municipal Fund

                                                                       Rochester Division
                                                                       Rochester Fund Municipals
                                                                       Limited Term New York Municipal Fund
=================================================================================================================
Money Market(4)
-----------------------------------------------------------------------------------------------------------------
                               Money Market Fund                       Cash Reserves

(1). Effective July 1, 1999, this fund is closed to new investors. See prospectus for details.

(2). On 4/1/99, the Fund's name was changed from "Oppenheimer Equity Income
Fund."

(3). Available to investors only in certain states.

(4). An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.


                  29 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

                       THIS PAGE INTENTIONALLY LEFT BLANK


                  30 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

                       THIS PAGE INTENTIONALLY LEFT BLANK


                  31 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------

INFORMATION AND SERVICES

--------------------------------------------------------------------------------

      As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance. So call us today, or visit our website--we're here to help.

--------------------------------------------------------------------------------
      Internet
      24-hr access to account information and transactions(1) www.oppenheimerfunds.com
      --------------------------------------------------------------------------
      General Information
      Mon-Fri 8:00am-9pm ET, Sat 10am-4pm ET
      1.800.525.7048
      --------------------------------------------------------------------------
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      Mon-Fri 8:00am-9pm ET, Sat 10am-4pm ET
      1.800.852.8457
      --------------------------------------------------------------------------
      PhoneLink
      24-hr automated information and automated transactions
      1.800.533.3310
      --------------------------------------------------------------------------
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      Mon-Fri 9:00am-6:30pm ET
      1.800.843.4461
      --------------------------------------------------------------------------
      OppenheimerFunds Market Hotline
      24 hours a day, timely and insightful messages on the
      economy and issues that may affect your investments
      1.800.835.3104
      --------------------------------------------------------------------------
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      OppenheimerFunds Services
      P.O. Box 5270, Denver, CO 80217-5270
      --------------------------------------------------------------------------

      Ticker Symbols     Class A: QVGLX       Class B: QGLBX      Class C: QGLCX

--------------------------------------------------------------------------------

(1). At times this website may be inaccessible or its transaction feature may be unavailable.

                                                      [LOGO] OppenheimerFunds(R)
                                                               Distributor, Inc.

RS0254.001.0500   July 28, 2000